Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
Schedule of depreciation methods and rates of property and equipment

Property and equipment are recorded at cost less accumulated depreciation and any accumulated impairment losses. Depreciation methods and rates are calculated as follows:

Manufacturing equipment	5 - 25 years straight-line
Office equipment	20% declining balance
Computer equipment	30% declining balance
Leasehold improvements	over the lesser of the term of the lease and the useful life of the underlying asset
Right-of-use asset – buildings	over the lesser of the term of the lease and the useful life of the underlying asset